Earnings per common share	6 Months Ended
Sep. 30, 2022
Earnings per common share
10. Earnings per common share
Basic earnings per common share are computed by dividing net income (loss) attributable to MHFG common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflect all dilutive potential common shares such as stock options and the common shares of MHFG under the stock compensation programs.
The following table sets forth the computation of basic and diluted earnings per common share for the six months ended September 30, 2021 and 2022:

	Six months ended September 30,
	2021	2022

	(in millions of yen)
Net income (loss):
Net income (loss) attributable to MHFG common shareholders	312,657	(378,877)

Effect of dilutive securities	—	—

Net income (loss) attributable to common shareholders after assumed conversions	312,657	(378,877)

	Six months ended September 30,
	2021	2022
	(thousands of shares)
Shares:
Weighted average common shares outstanding	2,536,902	2,536,315

Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs (Note)	119	—

Weighted average common shares after assumed conversions	2,537,021	2,536,315

	Six months ended September 30,
	2021	2022

	(in yen)
Earnings per common share:
Basic net income (loss) per common share	123.24	(149.38)

Diluted net income (loss) per common share (Note)	123.24	(149.38)

Note:
For the six months ended September 30, 2022, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects. In addition, for the six months ended September 30, 2022, the computation of diluted earnings per common share did not assume exercise of stock options, as the effect of such exercise would be antidilutive due to net loss.